20. Employees benefits (Details Narrative) R$ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$) Participants	Dec. 31, 2016 BRL (R$) Participants	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$)
SummaryOfEmployeeBenefitsLineItems [Line Items]
Average gross payroll		7.70%	7.30%
Net actuarial liability		R$ 388,461	R$ 753,170		R$ 388,461
Defined pension plan expense recorded in operating costs		35,156	60,263	R$ 68,412
Defined pension plan expense recorded in selling expense		1,864	7,982	8,838
Defined pension plan expense recorded in administrative expense		619	24,557	22,902
Defined pension plan expense capitalized in assets		R$ 3,988	R$ 4,209	4,504
Number of active participants | Participants		4,317	4,547
Number of inactive participants | Participants		6,978	6,896
Debentures issued		R$ 3,899	R$ 3,937		3,899
Asset's consolidated profitablilty		12.02%	15.99%
Asset's profitability actuarial target		7.68%	12.44%
Return of Ibovespa		26.86%	38.94%
Contribution		R$ 19,220	R$ 10,750
Contribution - participants		52,675	23,525
Defined benefit obligation		2,319,841	2,465,721	2,252,204	2,319,841
Defined benefit obligation, operating costs		12,034			12,034
Defined benefit obligation in selling expense		1,744			1,744
Defined benefit obligation in administrative expense		3,245			3,245
Salaries, payroll charges and social contributions		94,352	83,687		R$ 94,352
Capitalized in assets		R$ 2,197
Migration process, non-recurring contribution			30,891
Migration process, previous balance			R$ 7,214
Sabesprev Mais
SummaryOfEmployeeBenefitsLineItems [Line Items]
Active participants of Plan		9,328	9,453
G0
SummaryOfEmployeeBenefitsLineItems [Line Items]
Active participants of Plan		10			13
Beneficiaries, retirees and survivors		2,294			2,200
Benefits payable	R$ 186,991
G1
SummaryOfEmployeeBenefitsLineItems [Line Items]
Contribution		R$ 48,742	R$ 24,288
Contribution - participants		52,047	21,895
Actuarial deficit		35,931	38,668
Benefits payable		165,307
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Net actuarial liability		2,543,877	2,512,080		R$ 2,543,877
Defined benefit obligation		R$ 2,543,877	R$ 2,512,080	R$ 2,166,942	R$ 2,543,877